Treasury risk management - Disclosure of Impact of Interest Rate Swaps and Cross-Currency Swaps (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	€ (5,775)	€ (7,252)
Non-current financial liabilities	(23,713)	(22,881)
Total financial liabilities	(29,488)	(30,133)	€ (27,305)
Less: lease liabilities	(1,408)	(1,649)
Financial liabilities (excluding lease liabilities)	28,080	28,484
Fixed and Floating Interest Rate
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	(5,775)	(7,252)
Non-current financial liabilities	(23,713)	(22,881)
Fixed rate (weighted average amount of fixing for the following year)	€ (19,594)	€ (20,787)